PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 97.5% of Net Assets
	Aerospace & Defense – 2.4%
93,931	Boeing Co. (The)(a)	$23,926,104

	Air Freight & Logistics – 1.5%
142,435	Expeditors International of Washington, Inc.	15,338,825

	Automobiles – 2.0%
340,600	General Motors Co.(a)	19,570,876

	Banks – 6.3%
692,160	Bank of America Corp.	26,779,670
340,605	Citigroup, Inc.	24,779,014
290,900	Wells Fargo & Co.	11,365,463

		62,924,147

	Beverages – 4.6%
66,391	Constellation Brands, Inc., Class A	15,137,148
285,400	Keurig Dr Pepper, Inc.	9,809,198
228,275	Monster Beverage Corp.(a)	20,793,570

		45,739,916

	Biotechnology – 2.7%
56,861	BioMarin Pharmaceutical, Inc.(a)	4,293,574
47,393	Regeneron Pharmaceuticals, Inc.(a)	22,423,524

		26,717,098

	Capital Markets – 7.4%
372,045	Charles Schwab Corp. (The)	24,249,893
19,865	FactSet Research Systems, Inc.	6,130,141
40,200	Moody’s Corp.	12,004,122
16,808	MSCI, Inc.	7,047,258
123,428	SEI Investments Co.	7,520,468
204,600	State Street Corp.	17,188,446

		74,140,328

	Communications Equipment – 0.7%
142,523	Cisco Systems, Inc.	7,369,864

	Consumer Finance – 3.9%
87,100	American Express Co.	12,319,424
213,285	Capital One Financial Corp.	27,136,251

		39,455,675

	Electronic Equipment, Instruments & Components – 1.2%
89,400	TE Connectivity Ltd.	11,542,434

	Energy Equipment & Services – 0.7%
275,640	Schlumberger NV	7,494,652

	Entertainment – 3.6%
31,815	Netflix, Inc.(a)	16,596,613

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
102,349	Walt Disney Co. (The)(a)	$18,885,437

		35,482,050

	Health Care Equipment & Supplies – 0.5%
6,326	Intuitive Surgical, Inc.(a)	4,674,534

	Health Care Providers & Services – 3.7%
144,100	CVS Health Corp.	10,840,643
73,100	HCA Healthcare, Inc.	13,767,654
29,220	Humana, Inc.	12,250,485

		36,858,782

	Health Care Technology – 0.7%
103,908	Cerner Corp.	7,468,907

	Hotels, Restaurants & Leisure – 5.8%
8,665	Booking Holdings, Inc.(a)	20,188,064
105,400	Hilton Worldwide Holdings, Inc.(a)	12,744,968
121,603	Starbucks Corp.	13,287,560
120,909	Yum China Holdings, Inc.	7,159,022
43,563	Yum! Brands, Inc.	4,712,645

		58,092,259

	Household Products – 0.5%
59,902	Colgate-Palmolive Co.	4,722,075

	Industrial Conglomerates – 1.6%
1,236,750	General Electric Co.	16,238,528

	Insurance – 3.0%
403,355	American International Group, Inc.	18,639,035
92,600	Reinsurance Group of America, Inc.	11,672,230

		30,311,265

	Interactive Media & Services – 9.8%
18,847	Alphabet, Inc., Class A(a)	38,872,314
6,160	Alphabet, Inc., Class C(a)	12,742,761
158,118	Facebook, Inc., Class A(a)	46,570,495

		98,185,570

	Internet & Direct Marketing Retail – 5.5%
95,402	Alibaba Group Holding Ltd., Sponsored ADR(a)	21,630,495
10,713	Amazon.com, Inc.(a)	33,146,879

		54,777,374

	IT Services – 4.6%
18,163	Automatic Data Processing, Inc.	3,423,181
384,300	DXC Technology Co.(a)	12,013,218
93,000	Fiserv, Inc.(a)	11,070,720
90,618	Visa, Inc., Class A	19,186,549

		45,693,668

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 1.2%
30,051	Illumina, Inc.(a)	$11,541,387

	Machinery – 2.3%
61,037	Deere & Co.	22,836,383

	Media – 3.0%
19,350	Charter Communications, Inc., Class A(a)	11,939,337
326,080	Comcast Corp., Class A	17,644,189

		29,583,526

	Oil, Gas & Consumable Fuels – 3.0%
690,541	APA Corp.	12,360,684
238,738	EOG Resources, Inc.	17,315,667

		29,676,351

	Pharmaceuticals – 2.8%
156,852	Novartis AG, Sponsored ADR	13,407,709
51,595	Novo Nordisk A/S, Sponsored ADR	3,478,535
264,366	Roche Holding AG, Sponsored ADR	10,722,685

		27,608,929

	Semiconductors & Semiconductor Equipment – 3.4%
43,795	NVIDIA Corp.	23,383,464
77,239	QUALCOMM, Inc.	10,241,119

		33,624,583

	Software – 8.1%
83,806	Autodesk, Inc.(a)	23,226,833
53,164	Microsoft Corp.	12,534,476
267,452	Oracle Corp.	18,767,107
57,826	salesforce.com, Inc.(a)	12,251,595
56,034	Workday, Inc., Class A(a)	13,920,526

		80,700,537

	Textiles, Apparel & Luxury Goods – 1.0%
451,802	Under Armour, Inc., Class A(a)	10,011,932

	Total Common Stocks (Identified Cost $606,441,970)	972,308,559

Principal Amount
Short-Term Investments – 2.5%
$25,344,015	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $25,344,015 on 4/01/2021 collateralized by $3,885,600 U.S. Treasury Note, 1.500% due 11/30/2024 valued at $4,042,338; $19,764,100 U.S. Treasury Inflation Indexed Note, 0.125% due 10/15/2024 valued at $21,808,631 including accrued interest(b) (Identified Cost $25,344,015)	25,344,015

Description	Value (†)
Total Investments – 100.0%
(Identified Cost $631,785,985)	$997,652,574
Other assets less liabilities – (0.0)%	(57,013)

Net Assets – 100.0%	$997,595,561

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadvisers pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$972,308,559	$—	$—	$972,308,559
Short-Term Investments	—	25,344,015	—	25,344,015

Total	$972,308,559	$25,344,015	$—	$997,652,574

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2021 (Unaudited)

Interactive Media & Services	9.8%
Software	8.1
Capital Markets	7.4
Banks	6.3
Hotels, Restaurants & Leisure	5.8
Internet & Direct Marketing Retail	5.5
Beverages	4.6
IT Services	4.6
Consumer Finance	3.9
Health Care Providers & Services	3.7
Entertainment	3.6
Semiconductors & Semiconductor Equipment	3.4
Insurance	3.0
Oil, Gas & Consumable Fuels	3.0
Media	3.0
Pharmaceuticals	2.8
Biotechnology	2.7
Aerospace & Defense	2.4
Machinery	2.3
Automobiles	2.0
Other Investments, less than 2% each	9.6
Short-Term Investments	2.5

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%